Interest and Finance Cost, Net (Tables)	12 Months Ended
Dec. 31, 2018
Interest and Finance Cost, Net
Schedule of interest and finance cost, net

	Years ended December 31,
	2018	2017
Interest income	$3,429	$1,950
Interest expense	(1,092)	(1,645)
Standby and commitment fees	(470)	(29)
Accretion expense	(830)	(684)
Loss on debt restructure	(653)	-
	$384	$(408)